Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35173
Entity Registrant Name	NEBIUS GROUP N.V.
Entity Address, Country	NL
Entity Address, Address Line One	Schiphol Boulevard 165
Entity Address, Address Line Two	Schiphol P7
Entity Address, City or Town	BG
Entity Incorporation, State or Country Code	P7
Entity Address, Postal Zip Code	1118 BG
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	NBIS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Reanda Audit & Assurance B.V.	Reanda Audit & Assurance B.V.	Joint-Stock Company “Technologies of Trust – Audit
Auditor Firm ID	7018	7018	1326
Auditor Location	Amsterdam, the Netherlands	Amsterdam, the Netherlands	Moscow, Russian Federation
Entity Central Index Key	0001513845
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	NL
Entity Address, Address Line One	Schiphol Boulevard 165
Entity Address, Address Line Two	Schiphol
Entity Address, City or Town	BG
Entity Address, Postal Zip Code	1118 BG
Contact Personnel Name	General Counsel
Contact Personnel Email Address	askIR@nebius.com
Common Class A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	219,465,088
Common Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	33,551,883